CONVERTIBLE DEBENTURE	6 Months Ended
Sep. 30, 2025
Convertible Debenture Disclosure Abstract
CONVERTIBLE DEBENTURE

NOTE 15 — CONVERTIBLE DEBENTURE

On November 29, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an accredited investor (the “Debenture Holder”) to place Convertible Debentures (the “Debentures,” each, a “Debenture”) with a maturity date of November 28, 2025, which is 364 days after the issuance of the first Debenture, in the aggregate principal amount of up to $5,000,000 at a purchase price equal to 95% of the principal amount (the “Transaction”), provided that in case of an event of default, the Debentures may become, at the Debenture Holder’s election, immediately due and payable. The Debentures bear an interest rate of 5% per annum which shall be increased to 18% per annum in the event of default. The initial closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on November 29, 2024. The second closing of the Transaction in the principal amount of $2,000,000 in Debenture occurred on December 19, 2024. The third closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on December 30, 2024.

For the six months ended September 30, 2025 and 2024, a total of $465,004 and $ nil in amortization of the debt issuance costs was recorded on the unaudited condensed consolidated statements of loss and comprehensive loss. As of September 30, 2025 and March 31, 2025, shares of the Company’s Class A ordinary share totaling 2,759,163 and 432,759 were issued by the Company to the Debenture Holder equaling principal and interests amounted to $2,449,521 and $439,575, respectively. The Convertible Debentures balance was $1,769,482, with a carrying value of $1,866,809, net of deferred financing costs of $97,327 was recorded in the accompanying unaudited condensed consolidated balance sheets as of September 30, 2025. The derivative liability associated with these notes were $293,641 and $2,032,530 as of September 30, 2025 and March 31, 2025, respectively. The Company recognized a gain of $867,251 and $ nil from the change in fair value of the derivative liability for the six months ended September 30, 2025 and 2024, respectively.